Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2019 JPY (¥) Entity	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 JPY (¥)	Jan. 01, 2019 JPY (¥)
Significant Accounting Policies [Line Items]
Foreign currency exchange gains (losses)	¥ (4,236)	¥ (6,044)	¥ (9,775)
Advertising expenses	46,665	58,729	61,207
Right of use assets and lease obligations for operating leases	¥ 114,418
Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Right of use assets and lease obligations for operating leases				¥ 125,649
Trademarks
Significant Accounting Policies [Line Items]
Intangible assets, useful life	15 years
License Fees
Significant Accounting Policies [Line Items]
Intangible assets, useful life	7 years
Minimum | Computer software, intangible asset
Significant Accounting Policies [Line Items]
Intangible assets, useful life	3 years
Minimum | Patents and developed technology
Significant Accounting Policies [Line Items]
Intangible assets, useful life	7 years
Minimum | Customer Relationships
Significant Accounting Policies [Line Items]
Intangible assets, useful life	8 years
Minimum | Building
Significant Accounting Policies [Line Items]
Depreciation period	3 years
Minimum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Depreciation period	1 year
Minimum | Assets Leased to Others
Significant Accounting Policies [Line Items]
Depreciation period	2 years
Maximum | Computer software, intangible asset
Significant Accounting Policies [Line Items]
Intangible assets, useful life	8 years
Maximum | Patents and developed technology
Significant Accounting Policies [Line Items]
Intangible assets, useful life	17 years
Maximum | Customer Relationships
Significant Accounting Policies [Line Items]
Intangible assets, useful life	15 years
Maximum | Building
Significant Accounting Policies [Line Items]
Depreciation period	60 years
Maximum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Depreciation period	20 years
Maximum | Assets Leased to Others
Significant Accounting Policies [Line Items]
Depreciation period	50 years
Available-for-sale Securities
Significant Accounting Policies [Line Items]
Cash equivalents	¥ 506	70,500
Selling, General and Administrative Expenses
Significant Accounting Policies [Line Items]
Shipping and handling cost	¥ 51,718	¥ 54,844	¥ 52,953
Consolidated Net Sales | HP Inc. | Office Business Unit | Customer Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage	13.00%	13.60%	13.10%
Foreign
Significant Accounting Policies [Line Items]
Number of manufacturing plants | Entity	29
Japan
Significant Accounting Policies [Line Items]
Number of manufacturing plants | Entity	14